Document and Entity Information	Sep. 12, 2023
Document And Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On August 31, 2022, the registrant filed a registration statement on Form S-1 (File No. 333-267200) with the Securities and Exchange Commission (the “SEC”), which was subsequently amended on September 27, 2022, and declared effective by the SEC on October 7, 2022 (as pre-effectively amended, the “First Registration Statement”).The prospectus in the First Registration Statement related to (i) the issuance by the registrant of up to 16,213,419 shares of the registrant’s common stock, par value $0.0001 per share (the “Common Stock”) issuable upon the exercise of warrants, comprised of 7,558,430 private placement warrants (the "Private Placement Warrants") and 8,624,989 public warrants (the "Public Warrants"), and (ii) the resale by the selling securityholders named in the First Registration Statement or their permitted transferees (the “Selling Securityholders”) of up to 120,443,882 shares of Common Stock and up to 7,558,430 Private Placement Warrants.On March 31, 2023, pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant filed a registration statement on Form S-1 (File No. 333-271028) with the SEC, which was declared effective by the SEC on April 12, 2023 (the “Second Registration Statement”). Pursuant to Rule 429 under the Securities Act, the prospectus filed as part of the Second Registration Statement was filed as a combined prospectus with respect to (a) certain securities previously registered for issuance and offer and sale under the First Registration Statement, which remained unsold, including (i) up to an aggregate of 16,213,419 shares of the registrant’s Common Stock issuable upon the exercise of warrants, comprised of 7,588,430 Private Placement Warrants and 8,624,989 Public Warrants, and (ii) the resale by the Selling Securityholders named in the First Registration Statement or their permitted transferees of up to 120,066,925 shares of Common Stock and up to 7,588,430 Private Placement Warrants, and (b) the issuance of up to 173,155 shares of Common Stock issuable upon the exercise of options held by a former director and two former consultants of ID Expert Holdings, Inc., which issuance was newly registered thereunder. Pursuant to Rule 429, the Second Registration Statement (i) constituted post-effective amendment No. 1 to the First Registration Statement with respect to the offering of such unsold shares and warrants thereunder, (ii) combined the prospectuses included in the First Registration Statement and the Second Registration Statement (together, the “Initial Registration Statements”), and (iii) updated the prospectus included in the First Registration Statement to include (i) information contained in the registrant’s Annual Report on Form 10-K, filed with the SEC on March 30, 2023, (ii) updated information regarding the Selling Securityholders, including a reduction in the number of shares of Common Stock being offered by the Selling Securityholders to 120,066,925 shares of Common Stock and (iii) certain other information in such First Registration Statement. No other changes were deemed to be made to the First Registration Statement. This post-effective amendment No. 1 to the Initial Registration Statements on Form S-1 on Form S-3 (this “Post-Effective Amendment No. 1”) is being filed by the registrant to (i) convert the Initial Registration Statements on Form S-1 into a registration statement on Form S-3 and (ii) include updated information regarding the Selling Securityholders, including a reduction in the number of (A) shares being offered by the Selling Securityholders to 105,098,859 shares of Common Stock and (B) Private Placement Warrants being offered by the Selling Securityholders to 5,710,747 Private Placement Warrants.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable filing fees were paid at the time of filing the First Registration Statement and the Second Registration Statement, as applicable.
Entity Registrant Name	ZeroFox Holdings, Inc.
Entity Central Index Key	0001823575
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	98-1557361
Entity Address, Address Line One	1834 S. Charles Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21230
City Area Code	855
Local Phone Number	936-9369
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document And Entity Information [Line Items]
Contact Personnel Name	Thomas P. FitzGerald
Entity Address, Address Line One	1834 S. Charles Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21230
City Area Code	855
Local Phone Number	936-9369